Condensed Consolidated Statements of Income and Comprehensive Income (Unaudited) - USD ($)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Income Statement [Abstract]
Revenue	$ 9,036,190	$ 9,152,915
Cost of revenue and related tax	5,693,679	5,988,385
Gross profit	3,342,511	3,164,530
Operating expenses
Selling expenses	3,285,367	2,276,728
General and administrative expenses	1,463,798	3,117,727
Research and development expenses	93,478	96,836
Total operating expenses	4,842,643	5,491,291
Loss from operations	(1,500,132)	(2,326,761)
Other income (expenses)
Interest expense, net	(126,157)	(128,745)
Other income (expense), net	71,476	(829,249)
Total other expense, net	(54,681)	(957,994)
Loss before income tax expense	(1,554,813)	(3,284,755)
Income tax expense
Net loss	(1,554,813)	(3,284,755)
Other comprehensive loss
Foreign currency translation adjustment	1,070,366	(2,033,233)
Comprehensive loss	$ (484,447)	$ (5,317,988)
Net loss per share - Basic (in Dollars per share)	$ (2.76)	$ (9.44)
Net loss per share - Diluted (in Dollars per share)	$ (2.76)	$ (9.44)
Weighted average number of shares outstanding used in calculating basic loss per share (in Shares)	563,338	347,814
Weighted average number of shares outstanding used in calculating diluted loss per share (in Shares)	563,338	347,814